6. LONG-TERM DEBT	9 Months Ended
Sep. 30, 2017
Long-term Debt, Unclassified [Abstract]
LONG-TERM DEBT

The Company has a chattel mortgage outstanding at September 30, 2017 secured by a motor vehicle requiring monthly payments approximating $2,700 (and a final payment approximating $37,000) that include interest approximating 8.4%, and maturing on January 28, 2019. The components of the balance due under the chattel mortgage at September 30, 2017 are as follows:

	September 2017	December 2016
Secured loan	$626,376	$—
Note payable	74,444	82,585
Less: current portion	(28,343)	(6,183)
Total long-term debt, less current portion	$672,477	$76,402

Maturities of long-term debt at September 30, 2017 for each of the next five years and in the aggregate, are as follows:

	September 2017	December 2016
Next 12 months	$32,400	$32,400
2 years	42,043	32,400
3 years	626,376	17,785
	$700,819	$82,585